INITIAL PUBLIC OFFERING (Details) - Mars Acquisition Corporation - USD ($)	Dec. 12, 2024	Feb. 16, 2023	Jan. 02, 2025	Sep. 30, 2024
INITIAL PUBLIC OFFERING
Number of shares				0.20
Subsequent Event
INITIAL PUBLIC OFFERING
Number of shares			0.20
Redeemable aggregate number of public shares	1,434,626
Share price (in dollar per shares)	$ 11.15
Aggregate cash payment	$ 16,000,000
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units issued		6,900,000
Purchase price, per unit		$ 10
Gross proceeds		$ 69,000,000
Number of shares in a unit		1
Number of rights in a unit		1
Number of shares		0.20
Number of units sold		6,900,000
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units issued		900,000